10. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	R$ 29,083,214	R$ 27,726,117
Accumulated depreciation, beginning	(11,118,375)	(9,590,238)
Property, plant and equipment, beginning	17,964,839	18,135,879
Translation Adjustment	115,359	107,184
Acquisitions	1,327,894	1,063,746
Capitalized interest	71,611	91,957
Write-off and estimative losses, net of reversed	(38,245)	(28,057)
Depreciation		(1,380,193)
Write-off - sale of subsidiary LLC	(191,226)
Transfers to intangible assets	3,807	(26,183)
Others	(1,603)	506
Property, plant and equipment, ending	18,046,864	17,964,839
Cost, ending	30,269,600	29,083,214
Accumulated depreciation, ending	(12,222,736)	(11,118,375)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	279,740	264,629
Property, plant and equipment, beginning	279,740	264,629
Translation Adjustment	7,730	8,702
Acquisitions	622	8,241
Write-off and estimative losses, net of reversed		653
Depreciation	(134,534)
Transfers to other asset categories	30,031	(2,485)
Write-off - sale of subsidiary LLC	(238)
Property, plant and equipment, ending	287,854	279,740
Cost, ending	287,854	279,740
Buildings and Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	3,819,929	3,637,903
Accumulated depreciation, beginning	(1,022,982)	(822,224)
Property, plant and equipment, beginning	2,796,947	2,815,679
Translation Adjustment	11,653	21,737
Acquisitions	1,259	1,196
Write-off and estimative losses, net of reversed	(9,768)	30,634
Depreciation	(1,043,188)	(156,580)
Transfers to other asset categories	685,005	84,281
Write-off - sale of subsidiary LLC	(16,950)
Property, plant and equipment, ending	2,678,638	2,796,947
Cost, ending	3,751,429	3,819,929
Accumulated depreciation, ending	(1,072,791)	(1,022,982)
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	21,674,362	20,712,371
Accumulated depreciation, beginning	(9,688,442)	(8,342,741)
Property, plant and equipment, beginning	11,985,920	12,369,630
Translation Adjustment	86,553	72,811
Acquisitions	144,499	91,251
Write-off and estimative losses, net of reversed	(21,468)	(30,383)
Depreciation	(5,394)	(1,174,852)
Transfers to other asset categories	891	659,119
Write-off - sale of subsidiary LLC	(145,958)
Transfers to intangible assets	5,559
Others	(9,651)	(1,656)
Property, plant and equipment, ending	11,687,271	11,985,920
Cost, ending	22,426,782	21,674,362
Accumulated depreciation, ending	(10,739,511)	(9,688,442)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	164,152	173,821
Accumulated depreciation, beginning	(131,049)	(140,658)
Property, plant and equipment, beginning	33,103	33,163
Translation Adjustment	543	593
Acquisitions	1,574	1,171
Write-off and estimative losses, net of reversed	(6)	(37)
Depreciation		(5,656)
Transfers to other asset categories	(424,443)	3,869
Write-off - sale of subsidiary LLC	(181)
Property, plant and equipment, ending	30,530	33,103
Cost, ending	165,331	164,152
Accumulated depreciation, ending	(134,801)	(131,049)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	2,475,935	2,260,864
Accumulated depreciation, beginning
Property, plant and equipment, beginning	2,475,935	2,260,864
Translation Adjustment	4,275	3,076
Acquisitions	1,158,788	951,796
Capitalized interest	71,611	91,957
Write-off and estimative losses, net of reversed	(4,348)	(2,536)
Depreciation	(22,456)
Transfers to other asset categories	(291,484)	(805,207)
Write-off - sale of subsidiary LLC	(6,070)
Transfers to intangible assets	(1,752)	(26,183)
Others	8,440	2,168
Property, plant and equipment, ending	3,282,436	2,475,935
Cost, ending	3,282,436	2,475,935
Other
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	669,096	676,529
Accumulated depreciation, beginning	(275,902)	(284,615)
Property, plant and equipment, beginning	393,194	391,914
Translation Adjustment	4,605	265
Acquisitions	21,152	10,091
Write-off and estimative losses, net of reversed	(2,655)	(26,388)
Depreciation	(1,205,572)	(43,105)
Transfers to other asset categories		60,423
Write-off - sale of subsidiary LLC	(21,829)
Others	(392)	(6)
Property, plant and equipment, ending	80,135	393,194
Cost, ending	355,768	669,096
Accumulated depreciation, ending	R$ (275,633)	R$ (275,902)